Loans and Allowances for Loan Losses 5 (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Financing Receivable, Impaired [Line Items]
Recorded Investment	$ 17,770	$ 17,307	$ 21,655
Unpaid Principal Balance	1,200	2,453	3,116
Sepcific Related Allowance	603	1,138	674
Average Recorded Investment	19,014	20,394	21,862
Interest Income Recognized	433	127	35
With No Specific Allowance [Member]
Financing Receivable, Impaired [Line Items]
Recorded Investment	16,570	14,854
Unpaid Principal Balance	18,950	16,997
Sepcific Related Allowance	0	0
Average Recorded Investment	15,426	11,811
Interest Income Recognized		127
With Specific Allowance [Member]
Financing Receivable, Impaired [Line Items]
Recorded Investment	1,200	2,453
Unpaid Principal Balance	1,369	2,607
Sepcific Related Allowance	603	1,138
Average Recorded Investment	3,588	8,583
Interest Income Recognized		0
With Specific And No Specific Allowance [Member]
Financing Receivable, Impaired [Line Items]
Recorded Investment	17,770	17,307
Unpaid Principal Balance	20,319	19,604
Sepcific Related Allowance	603	1,138
Average Recorded Investment	19,014	20,394
Interest Income Recognized		127
Summary By Portfolio [Member]
Financing Receivable, Impaired [Line Items]
Recorded Investment	17,770	17,307
Unpaid Principal Balance	20,319	19,604
Sepcific Related Allowance	603	1,138
Average Recorded Investment	19,014	20,394
Interest Income Recognized		127
Commercial And Industrial Loan [Member] | With No Specific Allowance [Member]
Financing Receivable, Impaired [Line Items]
Recorded Investment	1,592	2,541
Unpaid Principal Balance	2,042	3,048
Sepcific Related Allowance	0	0
Average Recorded Investment	1,604	1,401
Interest Income Recognized	202	0
Commercial And Industrial Loan [Member] | With Specific Allowance [Member]
Financing Receivable, Impaired [Line Items]
Recorded Investment	837	1,376
Unpaid Principal Balance	924	1,454
Sepcific Related Allowance	515	895
Average Recorded Investment	1,759	3,079
Interest Income Recognized	0	0
Commercial And Industrial Loan [Member] | Summary By Portfolio [Member]
Financing Receivable, Impaired [Line Items]
Recorded Investment	12,545	12,995
Unpaid Principal Balance	14,818	15,095
Sepcific Related Allowance	603	1,138
Average Recorded Investment	14,022	15,046
Interest Income Recognized	314	114
Mortgages Commercial [Member] | With No Specific Allowance [Member]
Financing Receivable, Impaired [Line Items]
Recorded Investment	9,753	8,001
Unpaid Principal Balance	11,407	9,440
Sepcific Related Allowance	0	0
Average Recorded Investment	8,830	6,578
Interest Income Recognized	112	114
Mortgages Commercial [Member] | With Specific Allowance [Member]
Financing Receivable, Impaired [Line Items]
Recorded Investment	363	1,077
Unpaid Principal Balance	445	1,153
Sepcific Related Allowance	88	243
Average Recorded Investment	1,829	3,988
Interest Income Recognized	0	0
Mortgages Residential - first lien [Member] | With No Specific Allowance [Member]
Financing Receivable, Impaired [Line Items]
Recorded Investment	4,847	3,801
Unpaid Principal Balance	5,110	3,968
Sepcific Related Allowance	0	0
Average Recorded Investment	4,663	3,366
Interest Income Recognized	84	13
Mortgages Residential - first lien [Member] | With Specific Allowance [Member]
Financing Receivable, Impaired [Line Items]
Recorded Investment	0	0
Unpaid Principal Balance	0	0
Sepcific Related Allowance	0	0
Average Recorded Investment	0	1,265
Interest Income Recognized	0	0
Mortgages Residential - junior lien [Member] | With No Specific Allowance [Member]
Financing Receivable, Impaired [Line Items]
Recorded Investment	378	411
Unpaid Principal Balance	391	439
Sepcific Related Allowance	0	0
Average Recorded Investment	329	390
Interest Income Recognized	33	0
Mortgages Residential - junior lien [Member] | With Specific Allowance [Member]
Financing Receivable, Impaired [Line Items]
Recorded Investment	0	0
Unpaid Principal Balance	0	0
Sepcific Related Allowance	0	0
Average Recorded Investment	0	201
Interest Income Recognized	0	0
Consumer Automobile Indirect Loan [Member] | With No Specific Allowance [Member]
Financing Receivable, Impaired [Line Items]
Recorded Investment	0
Unpaid Principal Balance	0
Sepcific Related Allowance	0
Average Recorded Investment	0
Interest Income Recognized	0
Consumer Automobile Indirect Loan [Member] | With Specific Allowance [Member]
Financing Receivable, Impaired [Line Items]
Recorded Investment	0
Unpaid Principal Balance	0
Sepcific Related Allowance	0
Average Recorded Investment	0
Interest Income Recognized	0
Consumer Loan [Member] | With No Specific Allowance [Member]
Financing Receivable, Impaired [Line Items]
Recorded Investment	0	100
Unpaid Principal Balance	0	102
Sepcific Related Allowance	0	0
Average Recorded Investment	0	76
Interest Income Recognized	2	0
Consumer Loan [Member] | With Specific Allowance [Member]
Financing Receivable, Impaired [Line Items]
Recorded Investment	0	0
Unpaid Principal Balance	0	0
Sepcific Related Allowance	0	0
Average Recorded Investment	0	50
Interest Income Recognized	0	0
Residential [Member] | Summary By Portfolio [Member]
Financing Receivable, Impaired [Line Items]
Recorded Investment	5,225	4,212
Unpaid Principal Balance	5,501	4,407
Sepcific Related Allowance	0	0
Average Recorded Investment	4,992	5,222
Interest Income Recognized	117	13
Consumer And Other [Member] | With No Specific Allowance [Member]
Financing Receivable, Impaired [Line Items]
Recorded Investment	0
Unpaid Principal Balance	0
Sepcific Related Allowance	0
Average Recorded Investment	0
Interest Income Recognized	0
Consumer And Other [Member] | Summary By Portfolio [Member]
Financing Receivable, Impaired [Line Items]
Recorded Investment	0	100
Unpaid Principal Balance	0	102
Sepcific Related Allowance	0	0
Average Recorded Investment	0	126
Interest Income Recognized	$ 2	$ 0